NOTE 7 - INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Patents, Gross	$ 151,860	$ 111,256	$ 75,658
Indefinite-Lived Trademarks	32,829	17,330
Capitalized Costs, Proved Properties	45,745	45,745
Finite-Lived Intangible Assets, Gross	3,092,340	2,696,152	2,029,495
Finite-Lived Intangible Assets, Period Increase (Decrease)	422,863	597,199
Finite Lived Intangible Assets, Foreign Currency Translation Gain (Loss)		78,629
Finite-Lived Intangible Assets, Accumulated Amortization	1,465,330	1,113,282	792,399
Amortization of Intangible Assets	366,329	273,549
Finite-Lived Intangible Assets, Translation and Purchase Accounting Adjustments	14,281	47,334
Finite-Lived Intangible Assets, Net	1,627,010	1,582,870	1,237,096
Impairment of Intangible Assets, Finite-lived		9,171
Finite Lived Intangible Assets, Foreign Currency Translation Gain (Loss)		(78,629)
Acquisition-related Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets, Foreign Currency Translation Gain (Loss)	26,675
Finite Lived Intangible Assets, Foreign Currency Translation Gain (Loss)	(26,675)
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross (Excluding Goodwill)	2,861,906	2,521,821	1,953,837
Finite-Lived Intangible Assets, Period Increase (Decrease)	365,060	491,830
Finite Lived Intangible Assets, Foreign Currency Translation Gain (Loss)	24,975	76,154
Finite-Lived Intangible Assets, Accumulated Amortization	1,463,042	1,113,282	792,399
Amortization of Intangible Assets	364,041	273,549
Finite-Lived Intangible Assets, Translation and Purchase Accounting Adjustments	14,281	47,334
Finite-Lived Intangible Assets, Net	1,398,864	1,408,539	1,161,438
Impairment of Intangible Assets, Finite-lived
Finite Lived Intangible Assets, Foreign Currency Translation Gain (Loss)	(24,975)	(76,154)
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Period Increase (Decrease)	42,180	32,649
Finite Lived Intangible Assets, Foreign Currency Translation Gain (Loss)	1,576	2,949
Finite-Lived Intangible Assets, Accumulated Amortization
Amortization of Intangible Assets
Finite-Lived Intangible Assets, Translation and Purchase Accounting Adjustments
Finite-Lived Intangible Assets, Net	151,860	111,256	75,658
Impairment of Intangible Assets, Finite-lived
Finite Lived Intangible Assets, Foreign Currency Translation Gain (Loss)	(1,576)	(2,949)
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Period Increase (Decrease)	15,623	26,975
Finite Lived Intangible Assets, Foreign Currency Translation Gain (Loss)	124	(474)
Finite-Lived Intangible Assets, Accumulated Amortization
Amortization of Intangible Assets
Finite-Lived Intangible Assets, Translation and Purchase Accounting Adjustments
Finite-Lived Intangible Assets, Net	32,829	17,330
Impairment of Intangible Assets, Finite-lived	0	9,171
Finite Lived Intangible Assets, Foreign Currency Translation Gain (Loss)	(124)	474
Acquisition-related Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Period Increase (Decrease)		45,745
Finite Lived Intangible Assets, Foreign Currency Translation Gain (Loss)
Finite-Lived Intangible Assets, Accumulated Amortization	2,288
Amortization of Intangible Assets	2,288
Finite-Lived Intangible Assets, Translation and Purchase Accounting Adjustments
Finite-Lived Intangible Assets, Net	43,457	45,745
Impairment of Intangible Assets, Finite-lived
Finite Lived Intangible Assets, Foreign Currency Translation Gain (Loss)